Net Revenue Under the Commercial Bank Partnership Model (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Revenue Under the Commercial Bank Partnership Model [Abstract]
Borrowers	¥ 43,320,048	¥ 48,352,866
Covering cash processing services	27,233,014	6,226,524
Gains from guarantee liabilities	139,449,648	15,167,071
Commission fee	¥ 122,066,705	¥ 12,195,456